Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Computed expense at statutory rates	$ 3,543,806	$ 3,385,499
Tax exempt interest and BOLI	(243,121)	(228,773)
Disallowed interest	6,205	6,290
Partnership rehabilitation and tax credits	(389,911)	(468,054)
Low income housing investment amortization expense	212,284	286,808
Other	6,063	1,318
Income tax expense	$ 3,135,326	$ 2,983,088